Significant accounting policies and significant accounting estimates and assessments (Policies)	12 Months Ended
Dec. 31, 2018
Significant accounting policies, and significant accounting estimates and assessments
Basis of consolidation

Basis of consolidation

The consolidated financial statements incorporate the financial statements of the Company and entities (including structured entities) controlled by the Company and its subsidiaries. Control is achieved when the Company:

•	has power over the investee;
•	is exposed, or has rights, to variable returns from its involvement with the investee; and
•	has the ability to use its power to affect its returns.

The Company reassesses whether it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control listed above.

Principles of consolidation

Principles of consolidation

The consolidated financial statements are prepared on the basis of the financial statements of the parent company and the individual subsidiaries, which are based on uniform accounting policies and accounting periods in all Group entities. Consolidation of Group entities is performed after elimination of all intra-Group transactions, balances, income and expenses.

Foreign currency translation

Foreign currency translation

Transactions denominated in foreign currencies are translated at the exchange rates on the transaction dates.

Exchange differences arising between the rate on the transaction date and the rate on the payment day are recognized in the income statement as financial income or financial expenses.

Receivables, payables and other monetary items denominated in foreign currencies that have not been settled at the balance sheet date are translated by applying the exchange rates at the balance sheet date. Differences arising between the rate at the balance sheet date and the rate at the date on which the receivable or payable arose are recognized in the income statement as financial income and financial expenses.

Non-monetary assets purchased in foreign currencies are measured at the exchange rate on the transaction date.

Consolidated financial statements

Consolidated financial statements

Income statement

The income statement is classified by function.

Segment reporting

The Group is managed by a Corporate Management team reporting to the Chief Executive Officer. The Corporate Management team, including the Chief Executive Officer, represents the chief operating decision maker (CODM). No separate business areas or separate business units have been identified in connection with product candidates or geographical markets. Consequently, there is no segment reporting concerning business areas or geographical areas.

Statement of financial position

Financial assets

Financial assets include receivables, securities and cash. Financial assets are divided into categories of which the following are relevant for the Group:

1.

Financial assets at amortised cost comprising of receivables with contractual cash flows solely comprising of payment of principal and interest and which are held for the purpose of collecting the contractual cash flow.

2.	Financial assets at fair value through the income statement, which are securities held in a business model whose purpose is to regularly sell securities within the portfolio.
3.	Equity investments. These investments are measured at fair value through profit or loss.

Financial assets are assigned to the different categories by Management on initial recognition, depending on the cash flow characteristics and purpose for which the assets were acquired. All financial assets are recognized on their settlement date. All financial assets other than those classified at fair value through the income statement are initially recognized at fair value, plus transaction costs.

Statement of cash flows

The cash flow statement is prepared in accordance with the indirect method on the basis of the net loss for the year. The statement shows the cash flows broken down into operating, investing and financing activities, cash and cash equivalents at the beginning and end of the year, and the impact of the calculated cash flows on cash and cash equivalents.

Cash flows in foreign currencies are translated into Danish kroner at the exchange rate on the transaction date.

Cash flow from operating activities

Cash flow from operating activities is presented indirectly and is calculated as the net loss adjusted for sale of royalties, non‑cash operating items, changes in net working capital, financial items paid and income tax benefits received  and paid.

Cash flow from investing activities

Cash flow from investing activities includes cash flows from the sale of future royalties and milestones relating to the Sanofi license, purchase and sale of property, plant and equipment, investments and deposits, as well as transfers to and from restricted cash related to the royalty bond.

Cash flow from financing activities

Cash flow from financing activities includes new equity, loan financing, sale of treasury shares and funds from private placements.

Cash and cash equivalents

Cash and cash equivalents comprise cash and bank balances.

Significant accounting estimates and assessments

Significant accounting estimates and assessments

In preparing the financial statements, Management makes a number of accounting estimates that form the basis for the recognition and measurement of our assets and liabilities.

In applying our accounting policies, Management is required to make judgments, estimates and assumptions about the carrying amounts of assets and liabilities that are not readily apparent from other sources. The estimates and associated assumptions are based on historical experience and other factors that are considered to be relevant. Actual results may differ from these estimates. The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised if the revision affects only that period, or in the period of the revision and future periods if the revision affects both current and future periods.

The estimates used are based on assumptions assessed to be reasonable by Management. However, estimates are inherently uncertain and unpredictable. The assumptions may be incomplete or inaccurate, and unexpected events or circumstances may occur. Furthermore, we are subject to risks and uncertainties that may result in deviations in actual results compared with estimates.

No significant changes have been made to accounting estimates and assessments in 2018.

The following are the most significant accounting estimates and assessments applied by Management in these financial statements:

Revenue recognition

Revenue recognition

Revenue comprises license payments, milestone payments and royalty income. License payments which provide the buyer with the right to use the license as it exists at the date of transfer are recognized upon transfer of the associated licensing rights at the point at which the buyer obtains the right to use the license. Milestone payments are related to the collaborative research agreements with commercial partners when it is highly probable that Zealand Pharma will become entitled to the milestone which is generally when the milestone is achieved. Royalty income from licenses is based on third-party sales of licensed products and is recognized in accordance with contract terms in the period in which the sales occur.

Revenue from transactions involving the rendering of services which are consumed by the cus- tomer simultaneously with delivery is recognized along with delivery of the services.

Upon entering into agreements with multiple components, Management determines whether individual components are distinct, which is the case if the buyer can obtain benefits from the goods or service and the promise is distinct within the context of the contract. If no individual components are distinct, the contract is treated as a single performance obligation.

Revenue comprises license payments, milestone payments and royalty income. License payments which provide the buyer with the right to use the license as it exists at the date of transfer are recognized upon transfer of the associated licensing rights at the point at which the buyer obtains the right to use the license. Milestone payments are related to the collaborative research agreements with commercial partners when it is highly probable that Zealand Pharma will become entitled to the milestone which is generally when the milestone is achieved. Royalty income from licenses is based on third-party sales of licensed products and is recognized in accordance with contract terms in the period in which the sales occur.

Revenue from transactions involving the rendering of services which are consumed by the customer simultaneously with delivery is recognized along with delivery of the services.

Upon entering into agreements with multiple components, Management determines whether individual components are distinct, which is the case if the buyer can obtain benefits from the goods or service and the promise is distinct within the context of the contract. If no individual components are distinct, the contract is treated as a single performance obligation.

Employee incentive programs

Employee incentive programs

In accordance with IFRS 2 Share-based Payment, the fair value of the warrants classified as equity settled is measured at the grant date and recognized as an expense in the income statement.The fair value of each warrant granted during the year is calculated using the Black–Scholes option pricing model. This requires the input of subjective assumptions such as:

•	The expected stock price volatility, which is based on the historical volatility of Zealand’s share price
•	The risk-free interest rate, which is determined as the interest rate on Danish government bonds with a maturity of five years
•	The duration of the warrants, which is assumed to be until the end of the last exercise period

The total fair value of the warrants is recognized in the income statement over the vesting period, if any. An adjustment is made to reflect an expected attrition rate during the vesting pe- riod. The attrition rate is re-estimated at year-end based on the historical attrition rate resulting in recognition of an expense equal to grant date fair value of the number of warrants which actually vest.

The value of services received as consideration for granted warrants is measured at the fair value of the warrant. The fair value is determined at the grant date and is recognized in the income statement as employee benefit expense over the period in which the warrants vest.

The offsetting entry to this is recognized under equity. an estimate is made of the number of warrants expected to vest. Subsequently, an adjustment is made for changes in the estimate of the number of warrants which will vest, so the total expense is equal to fair value of the actual number of warrants which vest. The fair value of warrants granted is estimated using the Black– Scholes pricing model.

Restatements

Restatement

The Company has been eligible to receive royalty revenue of 10% on Sanofi’s net sales of Lyxumia® / Adlyxin® (lixisenatide) in countries with a valid IP protection for Zealand and potentially up to USD 100 million in commercial milestones.

During Q2 2018 it was determined that royalty revenue from Sanofi recognized from 2013 until Q1 2018 included DKK 17.1 million of royalty revenue on net sales in countries with no valid IP protection for Zealand and therefore revenue has been overstated in these periods. As a consequence of this, royalty expenses from 2013 until Q1 2018 has been overstated in this same period. Such misstatements have been corrected with retrospective impact and thus comparable periods as of and for the years ended December 31, 2017, 2016 and 2015 have been restated.

The nature and impact of each restatement per line item in the consolidated income statements and consolidated statement of financial position for Zealand is presented below.

Income statement:

A)  Revenue

Royalty revenue has been restated as Zealand has previously recognized royalty revenue on net sales in countries with no valid IP protection.

B)  Royalty expenses

Royalty expenses comprise contractual amounts due to third parties that are derived from royalty revenue earned from the corresponding collaboration agreements. The restatement on royalty revenue therefore leads to a corresponding restatement of royalty expenses.

Statement of financial position:

C)  Trade receivables and other liabilities

The restatement related to trade receivables and other liabilities corresponds to the restatement on royalty revenue and royalty expenses, as discussed in tickmark A and B.

D)  Retained loss

The restatement related to net loss for the period amounts to the combined impact of the restatements on royalty revenue and royalty expenses from 2013 through December 2016.

Statement of cash flow:

The impact of the restatement on the statement of cash flow is solely a reclassification between “Net loss for the period” and “Change in working capital" in the amount of DKK 3.0,  3.4 and 4.4 million respectively as of December 31, 2017, 2016 and 2015. The restatement related to net loss for the period amounts to the net impact of the restatements for the respective years on royalty revenue and royalty expenses while the restatement related to working capital for the period amounts to the net impact of the misstatements in trade receivables and other liabilities in the statement of financial position. Hence, there is no impact on the cash flow from operating activities. Based on the above outlined factors, the Company deemed irrelevant to present restated statements of cash flow for the years ended December 31, 2017 and 2016.

Royalty expenses	Royalty expenses comprise contractual amounts payable to third parties that are derived from the milestone payments and royalty income earned from the corresponding collaboration agreements.
Research, development and administrative expenses

Research and development expenses

Research expenses comprise salaries, contributions to pension schemes and other expenses, including patent expenses, as well as depreciation and amortization directly attributable to the Group’s research activities. Research expenses are recognized in the income statement as incurred.

Development expenses comprise salaries, contributions to pension schemes and other expenses, including depreciation and amortization, directly attributable to the Group’s development activities. Development expenses are recognized in the income statement as incurred.

No indirect costs that are not directly attributable to research and development activities are included in the disclosure of research and development expenses recognized in the income statement. Overhead expenses have been allocated to research and development or administrative expenses based on the number of employees in each department, determined according to the respective employees’ associated undertakings.

Accounting estimates and assessments related to research and development expenses

A development project involves a single product candidate undergoing a large number of tests to demonstrate its safety profile and its effect on human beings, prior to obtaining the necessary final approval for the product from the appropriate authorities. The future economic benefits associated with the individual development projects are dependent on obtaining such approval. Considering the significant risk and duration of the development period for biological products, Management has concluded that whether the intangible asset will generate probable future economic benefits cannot be estimated with sufficient certainty until the project has been finalized and the necessary final regulatory approval of the product has been obtained. Accordingly, Zealand has not recognized such assets at this time, and all research and development expenses are therefore recognized in the income statement when incurred.

Capitalization of development costs assumes that, in the Group’s opinion, the development of the technology or the product has been completed, all necessary public registrations and marketing approvals have been received, and expenses can be reliably measured. Furthermore, it must be established that the technology or the product can be commercialized and that the future income from the product can cover not only the production, selling and administerative expenses but also development expenses. Zealand has not capitalized any development expenses in 2018, 2017 or 2016.

Administrative expenses

Administrative expenses include expenses for administrative personnel, expenses related to company premises, operating leases, investor relations, etc. Overhead expenses have been allocated to research and development or administrative expenses according to the number of employees in each department, based on the respective employees’ associated undertakings.

Other operating income

Other operating income comprises gains from sale of intangible assets, research funding from business partners and government grants. A gain from disposal of intangible assets is recognized when control over the asset is transferred to the buyer. The gain is determined as the disposal proceeds less the carrying amount, if any, and disposal costs.

Research funding is recognized in the period when the research activities have been performed, and government grants are recognized periodically when the work supported by the grant has been reported.

Government grants are recognized when a final and firm right to the grant has been obtained. Government grants are included in Other operating income, as the grants are considered to be cost refunds.

Financial income

Financial income includes interest from trade receivables, as well as realized and unrealized exchange rate adjustments and fair value adjustments of securities.

Interest income is recognized in the income statement in accordance with the effective interest rate method.

Financial expenses

Financial expenses include interest expenses, as well as realized and unrealized exchange rate adjustments and fair value adjustments. In addition, expenses related to the royalty bond are amortized over the expected duration of the bond and recognized as financial expenses. The royalty bond is described further in note 20.

Interest expense is recognized in the income statement in accordance with the effective interest rate method.

Income tax benefit

Income tax on results for the year, which comprises current tax and changes in deferred tax, is recognized in the income statement, whereas the portion attributable to entries in equity is recognized directly in equity.

Current tax liabilities and current tax receivables are recognized in the statement of financial position as tax calculated on the taxable income for the year adjusted for tax on previous years’ taxable income and taxes paid on account/prepaid.

Deferred tax is measured according to the statement of financial position liability method in respect of temporary differences between the carrying amount and the tax base of assets and liabilities. Deferred tax liabilities are generally recognized for all taxable temporary differences, and deferred tax assets are recognized to the extent that it is probable that taxable profits will be available against which deductible temporary differences can be utilized. Such deferred tax assets and liabilities are not recognized if the temporary difference arises from the initial recognition (other than in a business combination) of other assets and liabilities in a transaction that affects neither the taxable profit nor the accounting profit. In addition, deferred tax liabilities are not recognized if the temporary difference arises from the initial recognition of goodwill.

Deferred tax liabilities are recognized for taxable temporary differences arising on investments in subsidiaries except where the Group is able to control the reversal of the temporary difference and it is probable that the temporary difference will not be reversed in the foreseeable future. Deferred tax assets arising from deductible temporary differences associated with such investments and interest are only recognized to the extent that it is probable that there will be sufficient taxable profits against which to utilize the benefits of the temporary differences and they are expected to be reversed in the foreseeable future.

The carrying amount of deferred tax assets is reviewed at each balance sheet date and reduced to the extent that it is no longer probable that sufficient taxable profits will be available to allow all or part of the asset to be recovered.

This judgment is made on an ongoing basis and is based on recent historical losses carrying more weight than factors such as budgets and business plans for the coming years, including planned commercial initiatives. The creation and development of therapeutic products within the biotechnology and pharmaceutical industry is subject to considerable risks and uncertain- ties. With exception of the one-off gain driven by the sale of Sanofi royalties and milestones in 2018, Zealand has so far reported significant losses and, consequently, has unused tax losses. Management has concluded that deferred tax assets should not be recognized at December 31, 2018 or 2017.

The tax assets are currently not deemed to meet the criteria for recognition, as Management has determined that it was not probable that future taxable profit would be available against which the deferred tax assets could be utilized.

Deferred tax assets and liabilities are offset when there is a legally enforceable right to set off current tax assets against current tax liabilities, they relate to income taxes levied by the same taxation authority and the Company intends to settle its current tax assets and liabilities on a net basis.

Deferred tax is calculated at the tax rates that are expected to apply in the period when the liability is settled or the asset is realized, based on tax laws and rates that have been enacted or substantively enacted at the balance sheet date.

Income tax receivables are recognized in accordance with the Danish tax credit scheme (Skattekreditordningen). Companies covered by the tax credit scheme may obtain payment of the tax base of losses originating from research and development expenses of up to DKK 25 million.

Basic and diluted loss per share

Basic result per share

Basic result per share is calculated as the net result for the period that is allocated to the parent company’s ordinary shares, divided by the weighted average number of ordinary shares outstanding.

Diluted result per share

Diluted result per share is calculated as the net result for the period that is allocated to the parent company’s ordinary shares, divided by the weighted average number of ordinary shares outstanding and adjusted by the dilutive effect of potential ordinary shares.

Property, plant and equipment

Plant and machinery, other fixtures and fittings, tools and equipment and leasehold improvements are measured at cost less accumulated depreciation.

Cost comprises acquisition price and costs directly related to acquisition until the time when the Group starts using the asset.

The basis for depreciation is cost less estimated residual value at the end of the useful life. Assets are depreciated using the straight‑line method over the expected useful lives of the assets. The depreciation periods are as follows:

•	Leasehold improvements 5 years
•	Plant and machinery 5 years
•	Other fixtures and fittings, tools and equipment 3–5 years

Gains and losses arising from disposal of plant and equipment are stated as the difference between the selling price less the costs of disposal and the carrying amount of the asset at the time of the disposal. Gains and losses are recognized in the income statement under Research and development expenses and Administrative expenses.

At the end of each reporting period, the Company reviews the carrying amount of property, plant and equipment as well as non-current asset investments to determine whether there is an indication that those assets have suffered an impairment loss. If any such indication exists, the recoverable amount of the asset is estimated to determine the extent of the impairment loss (if any). If it is not possible to estimate the recoverable amount of an individual asset, the Company estimates the recoverable amount of the cash-generating unit to which the asset belongs. If a reasonable and consistent basis of allocation can be identified, assets are also allocated to cash-generating units, or allocated to the smallest group of cash-generating units for which a reasonable and consistent allocation basis can be identified.

The recoverable amount is the higher of fair value less costs of disposal and value in use. The estimated future cash flows are discounted to their present value using a pre‑tax discount rate that reflects the current market assessments of the time value of money and the risks specific to the asset for which the estimates of future cash flows have not been adjusted.

Impairments are recognized in a separate line in the income statement. No impairments have been recognized for 2018, 2017 or 2016.

Other investments	Other investments are measured on initial recognition at fair value, and subsequently at fair value. Changes in fair value are recognized in the income statement under financial items.
Trade receivables

Trade receivables are recognized and derecognized on a settlement date basis. They are measured at nominal value less expected credit losses based on historical experience. Zealand Pharma applies the simplified approach for determining expected credit losses.

Prepaid expenses

Prepaid expenses comprise amounts paid in respect of goods or services to be received in subsequent financial periods. Prepayments are measured at cost and are tested for impairment at the balance sheet date.

Other receivables	Other receivables are measured on initial recognition at fair value and subsequently at amortized cost, usually equal to the nominal value.
Securities

The Group’s securities portfolio comprises a bond portfolio. The investment strategy allows for regular sales and Management has determined that the “hold to collect” or “hold to collect and sell” criteria are not met. Consequently, the securities are classified at fair value through profit or loss. See Note 23, Interest rate risk.

Cash and cash equivalents	Cash is measured on initial recognition at fair value and subsequently at amortized cost, usually equal to the nominal value.
Share capital

Consideration paid and proceeds from selling treasury shares recognized directly in equity within retained earnings. Capital reductions through cancellation of treasury shares reduce the share capital by an amount equal to the orginal cost price of the shares. Dividend payments are recognized as a deduction of equity and a corresponding liability when declared.

Royalty bond

The royalty bond was initially measured at the time of borrowing at fair value less any transaction costs. In subsequent periods, the royalty bond has been measured at amortized cost corresponding to the capitalized value using the effective interest method. Consequently, the difference between the proceeds of the loan and the amount to be repaid is recognized as a financial expense in the income statement over the term of the loan.

Other liabilities

Financial liabilities are recognized initially at fair value less transaction costs. In subsequent periods, financial liabilities are measured at amortized cost corresponding to the capitalized value using the effective interest method.

Provisions are measured as the best estimate of the costs needed at the balance sheet date to settle obligations. Provisions also include contingent payments on the conclusion of agreements, contracts, etc.

Contingent assets, liabilities and other contractual obligations

Contingent assets and liabilities are disclosed, unless the possibility of an outflow of resources embodying economic benefits is remote.

Lease agreements are classified as either finance or operating leases based on the criteria in IAS 17 Leases. Lease payments under operating leases and other rental agreements are recognized in the income statement over the term of the agreements. The Group has not entered into any finance leases.